Intangible Assets - Summary of Detailed Information about Intangible Assets (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 31,648	£ 44,456
Ending balance	24,564	31,648
Cost or valuation [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,005	45,527
Disposals		(13,386)
Currency translation effects		864
Ending balance	33,005	33,005
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,357)	(1,071)
Revision to estimated value	2,373	(286)
Out-license of intangible asset	(9,457)
Ending balance	£ (8,441)	£ (1,357)